Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
$
Income tax expense at Bermuda corporation tax rate of 0%	$ 0	$ 0	$ 0
Income tax expense in international offices taxed at different rates	(2,104)	(904)	1,501
Change in valuation allowance	87	466	(1,429)
Prior year tax adjustments	(71)	80	(956)
Tax loss carried forward	0	0	0
Other - net	2,815	1,634	715
Total tax expense (benefit)	$ 727	$ 1,276	$ (169)
%
Income tax expense at Bermuda corporation tax rate of 0%	0.00%	0.00%	0.00%
Income tax expense in international offices taxed at different rates	(2.00%)	(1.00%)	2.00%
Change in valuation allowance	0.00%	1.00%	(2.00%)
Prior year tax adjustments	0.00%	0.00%	(1.00%)
Tax loss carried forward	0.00%	0.00%	0.00%
Other - net	3.00%	2.00%	1.00%
Income tax expense (benefit) at effective tax rate	1.00%	2.00%	0.00%